UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22836

EnTrustPermal Hedge Strategies Fund II

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

Effective July 22, 2016, Permal Hedge Strategies Fund II was renamed EnTrustPermal Hedge Strategies Fund II.

The Registrant did not hold any voting securities and accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EnTrustPermal Hedge Strategies Fund II

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016